Short-Term Borrowings	6 Months Ended
Feb. 29, 2020
Short-Term Borrowings [Abstract]
Short-Term Borrowings

6. SHORT-TERM BORROWINGS

	February 29, 2020	August 31, 2019
Credit facility	55	-
Accounts receivable securitization program	200	40
	255	40

During the period, the Company borrowed US$34 million (CAD$45 million) and CAD$10 million on its bank credit facility. Concurrent with the borrowings, the Company entered into a cross-currency interest rate swap to reduce the interest cost associated with the borrowings under the credit facility. This swap was not designated as a hedge for accounting purposes. Refer to Note 15 – Fair Value for additional details on this arrangement.

A summary of our accounts receivable securitization program is as follows:

	February 29, 2020	August 31, 2019
Trade accounts receivable sold to buyer as security	437	434
Short-term borrowings from buyer	(200)	(40)
Over-collateralization	237	394

	Three months ended		Six months ended
	February 29, 2020	February 28, 2019	February 29, 2020	February 28, 2019
Accounts receivable securitization program, beginning of period	120	40	40	40
Proceeds received from accounts receivable securitization	80	-	160	-
Repayment of accounts receivable securitization	-	-	-	-
Accounts receivable securitization program, end of period	200	40	200	40